Segment information (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Segment Reporting Information
Total assets	1,043,455	1,000,020	1,049,165	976,923
Private Banking
Segment Reporting Information
Total assets	366,609	351,064	347,476	332,474
Investment Banking
Segment Reporting Information
Total assets	796,613	762,648	811,689	747,901
Asset Management
Segment Reporting Information
Total assets	23,647	22,549	23,203	21,976
Corporate Center
Segment Reporting Information
Total assets	(148,006)	(140,839)	(137,952)	(131,720)
Noncontrolling interests without SEI
Segment Reporting Information
Total assets	4,592	4,598	4,749	6,292